Noncontrolling interest (Notes)	12 Months Ended
Jun. 30, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]
Noncontrolling Interest
We have certain investments in which we enter into strategic business arrangements with third parties and we have controlling interest. The balance sheet and operating activity of these entities are included in our consolidated financial statements for the period ended June 30, 2014. We adjust the net income in our consolidated statement of operations to exclude the noncontrolling interests proportionate share of results. We present the proportionate share of equity attributable to the noncontrolling interests as temporary equity within our consolidated balance sheet.
On April 3, 2014 we acquired 97% of the outstanding corporate capital of Pixartprinting S.p.A. The remaining 3% is considered redeemable noncontrolling equity interest. It is presented as temporary equity in our consolidated balance sheet for the period ended June 30, 2014, as it is redeemable for cash based on future financial results and not solely within our control. The noncontrolling interest was recorded at its fair value as of the acquisition date and will be adjusted to its redemption value on a periodic basis, if that amount exceeds its fair value. As of June 30, 2014, the redemption value is less than carrying value and therefore no adjustment has been made. For additional details please refer to Note 8 Business Combinations.
We own a 51% controlling interest in a joint business arrangement with Plaza Create Co. Ltd., a leading Japanese retailer of photo products, to expand our market presence in Japan. During the twelve months ended June 30, 2014, we contributed $4,891 in cash and $1,100 in assets, and Plaza Create made an initial capital contribution of $4,818 in cash and assets valued at $955. The 49% noncontrolling equity interest in the business is presented as temporary equity in our consolidated balance sheet for the period ended June 30, 2014, due to certain default provisions contained in the agreement.
The following table presents the changes in our redeemable noncontrolling interests for the twelve months ended June 30, 2014:

Noncontrolling Interests
Balance as of June 30, 2013	$—
Capital contribution from noncontrolling interest	5,773
Adjustment to noncontrolling interest	56
Acquisition of noncontrolling interest	5,728
Net loss attributable to noncontrolling interest	(380)
Foreign currency translation	(17)
Balance as of June 30, 2014	$11,160